Other Non-operating Income (Expenses), Net - Summary of Other Non-operating Income (Expenses), Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis of other non-operating income and expense [abstract]
Bank deposits	$ 49,051	$ 1,603	$ 53,123	$ 38,554
Financial assets at amortized cost	920	30
Foreign exchange gains (losses), net	93,104	3,041	(418,970)	(195,326)
Gain on valuation of financial assets at fair value through profit or loss	1,485	49	637	621
Gain on disposal of long-term investment in associates			16,929
Rental income	7,819	255	11,075	8,203
Dividend income	571	19
Reimbursement of ADSs service charge	13,269	433	23,707
Others	6,851	224	2,808
Other non-operating income (expenses), net	$ 173,070	$ 5,654	$ (310,691)	$ (147,948)